Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2024	December 31, 2023
In-process precious metals	$126.2	$195.3
Ore in stockpiles	42.2	2.8
Parts and supplies	77.2	65.2
Dore, and refined precious metals	12.5	7.9
	258.1	271.2
Less: Long-term inventory	(25.3)	—
	232.8	271.2